Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	₱ 14,331,000,000		₱ 12,744,000,000		₱ 14,706,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	95,724,000,000		90,740,000,000
Total lease expense	7,321,000,000		7,016,000,000		6,632,000,000
Outstanding Amounts	₱ 176,276,000,000		172,611,000,000					$ 25
Line of credit facility maturity date	Mar. 27, 2024	Mar. 27, 2024
Line of credit facility amount outstanding	₱ 1,314,000,000	$ 25	1,249,000,000	$ 25
Interest on loans and other related items – net (Note 5)	6,783,000,000		7,014,000,000		6,956,000,000
Professional and other contracted services (Note 24)	12,809,000,000		12,168,000,000		9,386,000,000
Selling and promotions (Note 24)	6,340,000,000		5,908,000,000		7,687,000,000
Other expenses	1,138,000,000		882,000,000		1,161,000,000
Insurance and security services	1,499,000,000		1,519,000,000		1,736,000,000
Prepayments	14,015,000,000		15,003,000,000
Prepayments – net of current portion (Note 18)	6,255,000,000		5,370,000,000
Revenues	164,752,000,000		159,926,000,000		165,262,000,000
Expenses	150,979,000,000		150,415,000,000		140,559,000,000
Trade and other receivables	40,559,000,000		48,262,000,000
Accounts payable (Note 22)	74,610,000,000		60,445,000,000
Consolidated income statements [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans and other related items – net (Note 5)	50,000,000		28,000,000
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	2,771,000,000		2,397,000,000		2,401,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	518,000,000		653,000,000
Total lease expense	583,000,000		298,000,000		272,000,000
Meralco Joint Venture Through P C E V | February 28, 2018 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	96,000		3,000,000		32,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	185,000		165,000
Construction-in-progress	14,000,000		5,000,000		4,000,000
Meralco Joint Venture Through P C E V | March 31, 2017 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	33,000,000		114,000,000		112,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	3,000,000
Construction-in-progress	19,000,000		76,000,000		63,000,000
Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	₱ 209,000,000		5,000,000
Director, Key Officer or Owner [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity	10.00%	10.00%
Parties Related to Members of Board of Directors and Senior Management [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity	10.00%	10.00%
NTT Finance Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | $						$ 25
Line of credit facility maturity date	Mar. 30, 2023	Mar. 30, 2023
Line of credit facility amount outstanding	₱ 50,000,000		28,000,000		9,500,000
Amounts receivable	1,314,000,000		1,249,000,000			$ 25	$ 25
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	17,000,000		47,000,000		18,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	84,000,000		33,000,000
NTT Communications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	16,000,000		7,000,000
Professional and other contracted services (Note 24)	95,000,000		88,000,000		77,000,000
Conventional International Telecommunication [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	4,000,000		2,000,000
Total lease expense	5,000,000		4,000,000		7,000,000
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	3,000,000		6,000,000
Selling and promotions (Note 24)	5,000,000		8,000,000		10,000,000
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	12,000,000		11,000,000
Professional and other contracted services (Note 24)	96,000,000		94,000,000		95,000,000
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	111,000,000		69,000,000		57,000,000
Total lease expense	236,000,000		118,000,000		125,000,000
Accounts payable, accrued liabilities and other current liabilities	10,000,000		5,000,000
Other expenses	138,000,000		71,000,000		59,000,000
JGSHI and Subsidiaries [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable, accrued liabilities and other current liabilities	3,000,000		6,000,000
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	6,000,000		11,000,000
Insurance and security services	182,000,000		179,000,000		242,000,000
Prepayments	19,000,000		66,000,000
Prepayments – net of current portion (Note 18)	6,000,000		11,000,000
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	5,000,000		15,000,000
Insurance and security services	163,000,000		126,000,000		156,000,000
Prepayments			12,000,000
Prepayments – net of current portion (Note 18)	5,000,000		15,000,000
ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	0		0
Professional and other contracted services (Note 24)	₱ 34,000,000		190,000,000		183,000,000
Payment of technical service fees equivalent to rate of consolidated net revenue	0.50%	0.50%
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 24)	₱ 135,000,000
service fee	250,000,000
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	20,000,000		9,000,000
Total lease expense	5,000,000		4,000,000		7,000,000
Professional and other contracted services (Note 24)	₱ 95,000,000		88,000,000		77,000,000
NTT Communications [Member] | Common Stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Shares of entity transferred by related party | shares	12.6					12.6
NTT Communications and NTT Docomo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding common stock held	20.00%					20.00%
NTT Communications and NTT Docomo [Member] | Stock Purchase And Strategic Investment Agreement [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement	10.00%					10.00%
NTT Communications and NTT Docomo [Member] | Top of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Restriction on ownership of shares percentage	21.00%					21.00%
NTT Communications and NTT Docomo [Member] | Bottom Of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding common stock held	17.50%					17.50%
First Pacific And Affiliates [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement	18.50%					18.50%
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Selling and promotions (Note 24)	₱ 409,000,000		149,000,000		126,000,000
Prepayments			277,000,000				$ 277
Advertisement Agreement Period	5 years	5 years
Description Of Agreement Extension Period	2015 to 2018	2015 to 2018
Dakila Cable Tv Corporation
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts	₱ 169,000,000		125,000,000
Content cost recognized	372,000,000		514,000,000		116,000,000
Others [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)	9,000,000		35,000,000
Revenues	2,355,000,000		2,059,000,000		781,000,000
Expenses	1,935,000,000		1,223,000,000		₱ 1,113,000,000
Trade and other receivables	2,094,000,000		1,867,000,000
Accounts payable (Note 22)	₱ 684,000,000		₱ 365,000,000